Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Royalty revenues	$ 8,508,105	$ 3,651,717
Australia
Statement [Line Items]
Royalty revenues	5,489,043	3,327,470
Nigeria
Statement [Line Items]
Royalty revenues	2,524,990	92,089
Canada
Statement [Line Items]
Royalty revenues	315,084	0
USA
Statement [Line Items]
Royalty revenues	116,311	94,226
Brazil
Statement [Line Items]
Royalty revenues	62,677	83,013
Madagascar
Statement [Line Items]
Royalty revenues	$ 0	$ 54,919